Due From/(To) Related Parties - Schedule of Due from Related Parties (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Due from related parties
Due from related parties		$ 58,816	$ 58,325	$ 25,614	$ 0
Ms. Hui Wang [Member]
Due from related parties
Due from related parties	[1]		0	25,614	0
Mr. Shu Sang Joseph Law [Member]
Due from related parties
Due from related parties		58,758	58,267	0	0
Ms Jianping Niu [Member]
Due from related parties
Due from related parties		30	30	0	0
Mr Huabei Zhu [Member]
Due from related parties
Due from related parties		$ 28	$ 28	$ 0	$ 0

[1]	On September 18, 2024, Ms. Hui Wang resigned from the positions of director and CFO and is no longer considered as a related party of the Group.